CONVERTIBLE SUBORDINATED DEBT (Details) (USD $)			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2010 Convertible Subordinated Debt [Member]
Extinguishment of Debt [Line Items]
Face amount			$ 30,000,000.0
Extinguishment of debt			32,500,000
Carrying value	686,200,000	320,100,000	27,700,000
Unamortized beneficial conversion			2,300,000
Intrinsic value of the benefical conversion feature recorded as reduction to additional paid in capital			100,000
Loss on extinguishment of debt			$ 4,800,000